Share Base Compensation Expense Allocation (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based compensation expense	$ 118,180	$ 33,915	$ 598,486	$ 79,948	$ 127,488	$ 1,334,729
Research and Development Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based compensation expense	37,463	10,751	189,720	25,344	40,414	423,109
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based compensation expense	$ 80,717	$ 23,164	$ 408,766	$ 54,604	$ 87,074	$ 911,620